UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574

The Latin American Discovery Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	March 31, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (99.8%)
Brazil (63.6%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	213,900	$8,838

Commercial Banks
Banco Bradesco SA (Preference)	73,380	1,282
Banco Bradesco SA ADR	327,110	5,724
Banco do Brasil SA	94,200	1,339
Itau Unibanco Holding SA (Preference)	179,000	3,425
Itau Unibanco Holding SA (Preference) ADR	337,542	6,478
Itausa - Investimentos Itau SA (Preference)	347,392	2,141
		20,389
Diversified Telecommunication Services
Telefonica Brasil SA ADR	12,935	396

Food Products
BRF - Brasil Foods SA	295,702	5,832

Health Care Providers & Services
Amil Participacoes SA	182,420	1,899
Diagnosticos da America SA	196,100	1,505
		3,404
Household Durables
MRV Engenharia e Participacoes SA	251,200	1,782
PDG Realty SA Empreendimentos e Participacoes	857,880	2,966
		4,748
Information Technology Services
Cielo SA	117,700	3,991

Machinery
Iochpe-Maxion SA	83,200	1,640

Metals & Mining
Gerdau SA (Preference)	29,000	278
Gerdau SA ADR	157,700	1,519
Metalurgica Gerdau SA (Preference)	24,945	307
Vale SA	19,206	451
Vale SA (Preference)	36,912	838
Vale SA (Preference) ADR	527,645	11,972
Vale SA ADR	94,500	2,205
		17,570
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	68,953	918
Petroleo Brasileiro SA (Preference)	422,926	5,410
Petroleo Brasileiro SA ADR	228,500	6,069
Petroleo Brasileiro SA Sponsored ADR	162,273	4,148

	Shares	Value (000)
Ultrapar Participacoes SA	168,700	$3,696
		20,241
Real Estate Management & Development
BR Malls Participacoes SA	174,900	2,279

Trading Companies & Distributors
Mills Estruturas e Servicos de Engenharia SA	119,200	1,521
		90,849
Chile (9.9%)
Beverages
Cia Cervecerias Unidas SA	90,771	1,427

Chemicals
Sociedad Quimica y Minera de Chile SA ADR	48,800	2,863

Commercial Banks
Banco Santander Chile ADR	26,900	2,316

Food & Staples Retailing
Cencosud SA	412,926	2,730

Independent Power Producers & Energy Traders
Empresa Nacional de Electricidad SA	1,179,980	2,125
Empresa Nacional de Electricidad SA ADR	2,300	124
		2,249
Metals & Mining
Antofagasta PLC	76,767	1,414

Multiline Retail
SACI Falabella	123,772	1,197
		14,196
Colombia (3.1%)
Food & Staples Retailing
Almacenes Exito SA	98,191	1,427

Oil, Gas & Consumable Fuels
Pacific Rubiales Energy Corp.	101,216	2,945
		4,372
Mexico (18.7%)
Beverages
Fomento Economico Mexicano SAB de CV (Units) ADR (a)	76,522	6,295

Chemicals
Mexichem SAB de CV	649,600	2,503

Commercial Banks
Grupo Financiero Banorte SAB de CV Series O	758,999	3,374

Construction & Engineering
Empresas ICA SAB de CV (b)	618,700	1,179

	Shares	Value (000)
Food & Staples Retailing
Grupo Comercial Chedraui SA de CV	465,800	$1,215
Wal-Mart de Mexico SAB de CV Series V	1,222,100	4,101
		5,316
Media
Grupo Televisa SAB ADR	120,900	2,549

Metals & Mining
Grupo Mexico SAB de CV Series B	687,400	2,171

Multiline Retail
El Puerto de Liverpool SAB de CV	103,000	845

Wireless Telecommunication Services
America Movil SAB de CV, Class L ADR	98,410	2,443
		26,675
Panama (1.6%)
Airlines
Copa Holdings SA, Class A	28,403	2,250

Peru (2.9%)
Commercial Banks
Credicorp Ltd.	31,600	4,166

Total Common Stocks (Cost $98,806)		142,508

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,348)	1,348,442	1,348
Total Investments (100.7%) (Cost $100,154) +		143,856
Liabilities in Excess of Other Assets (-0.7%)		(1,044)
Net Assets (100.0%)		$142,812

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $100,154,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $43,702,000 of which approximately $47,418,000 related to appreciated securities and approximately $3,716,000 related to depreciated securities.

ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$2,250	$—	$—	$2,250
Beverages	16,560	—	—	16,560
Chemicals	5,366	—	—	5,366
Commercial Banks	30,245	—	—	30,245
Construction & Engineering	1,179	—	—	1,179
Diversified Telecommunication Services	396	—	—	396
Food & Staples Retailing	9,473	—	—	9,473
Food Products	5,832	—	—	5,832
Health Care Providers & Services	3,404	—	—	3,404
Household Durables	4,748	—	—	4,748
Independent Power Producers & Energy Traders	2,249	—	—	2,249
Information Technology Services	3,991	—	—	3,991
Machinery	1,640	—	—	1,640
Media	2,549	—	—	2,549
Metals & Mining	21,155	—	—	21,155
Multiline Retail	2,042	—	—	2,042
Oil, Gas & Consumable Fuels	23,186	—	—	23,186
Real Estate Management & Development	2,279	—	—	2,279
Trading Companies & Distributors	1,521	—	—	1,521
Wireless Telecommunication Services	2,443	—	—	2,443
Total Common Stocks	142,508	—	—	142,508
Short-Term Investment - Investment Company	1,348	—	—	1,348
Total Assets	$143,856	$—	$—	$143,856

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Fund did not have any significant investments transfer between investment levels.

The Latin American Discovery Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

                                                • Level 1 — unadjusted quoted prices in active markets for identical investments

                                                • Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

                                                • Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Latin American Discovery Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2012